FAIR VALUE MEASUREMENTS (Fair Value Liability of Warrant Derivative Instruments and Embedded Conversion Option Derivative Instruments) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Balance at beginning of period			$ 197,009	$ 347,235	$ 347,235
Fair value of warrants exercised			(102,807)	(106,224)	(108,852)	(110,521)	(14,571,170)
Change in fair value included in other (income) loss	(1,215)	(87,724)	(89,894)	(1,729)	(41,374)	(152,888)	12,787,666
Balance at end of period	4,308		4,308		197,009	347,235
Warrant [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Balance at beginning of period				347,235	347,235	610,642	6,315,631
Fair value of warrants exercised					(108,852)	(110,519)	(14,571,170)
Change in fair value included in other (income) loss					(41,374)	(152,888)	8,772,446
Impact on fair value of warrant modifications							93,735
Balance at end of period					197,009	347,235	610,642
Embedded Derivative Financial Instruments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Balance at beginning of period							1,084,908
Fair value of warrants exercised							(5,100,128)
Change in fair value included in other (income) loss							4,015,220
Impact on fair value of warrant modifications
Balance at end of period